OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
OTHER LIABILITIES

13.OTHER LIABILITIES

The other liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2025	2024

Other liabilities:
Flow-through financing premium liability	$4,730	$5,850
Lease obligations	2,243	2,333
Post-employment benefits	995	$1,016
Loan obligations	32	81
	$8,000	$9,280

Other liabilities-by balance sheet presentation:
Current	$5,342	$6,344
Non-current	2,658	2,936
	$8,000	$9,280

Lease Obligations

The Company has entered into leases related to various assets consisting of buildings, vehicles and office equipment. These assets are included in Plant and Equipment (note 9). The continuity of the Company’s leases is as follows:

(in thousands)	2025	2024

Opening Balance	$2,333	$287
Accretion (note 17)	184	82
Additions (note 8)	199	2,215
Repayments	(473)	(251)
Ending Balance	$2,243	$2,333

Debt Obligations – Scheduled Maturities

The following table outlines the Company’s scheduled maturities of its debt obligations at December 31, 2025:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$418	33	$451
One to five years	2,024	2	2,026
More than five years	570	—	570
Total obligation-end of period-undiscounted	3,012	35	3,047
Present value discount adjustment	(769)	(3)	(772)
Total obligation-end of period-discounted	$2,243	32	$2,275

Letters of Credit Facility

In January 2026, the Company entered into an agreement with The Bank of Nova Scotia to amend the terms of the Company’s Fourth Amended and Restated Credit Agreement (the “Credit Facility”), to extend the maturity date to January 31, 2027. All other terms of the Credit Facility (amount of credit facility, tangible net worth covenant, investment amounts, pledged assets and security for the facility) remain unchanged by the amendment and the Credit Facility remains subject to letter of credit and standby fees of 2.40% (0.40% on the $7,972,000 covered by pledged cash collateral) and 0.75%, respectively. During the year ended December 31, 2025, the Company incurred letter of credit fees of $454,000 (December 31, 2024 - $419,000).

At December 31, 2025, the Company is in compliance with its Credit Facility covenants and has access to letters of credit of up to $28,478,000 (December 31, 2024 - $23,964,000). The Credit Facility is fully utilized as collateral for non-financial letters of credit issued in support of reclamation obligations for the MLJV, MWJV and Wheeler River (see note 12), as well as a performance guarantee letter of credit related to the Company’s power supply agreement with SaskPower.